13. Intangible Assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 1,578,157	R$ 1,454,484
Extrafarma
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 661,553	661,553
Segment	Extrafarma
Ipiranga
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 276,724	276,724
Segment	Ipiranga
UniaoTerminais
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 211,089	211,089
Segment	Ultracargo
CBLSA
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 123,673	0
Segment	Ipiranga
Texaco
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 177,759	177,759
Segment	Ipiranga
Oxiteno Uruguay
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 44,856	44,856
Segment	Oxiteno
Temmar
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 43,781	43,781
Segment	Ultracargo
DNP
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 24,736	24,736
Segment	Ipiranga
Repsol
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 13,403	13,403
Segment	Ultragaz
Others
SummaryOfIntangibleAssetsLineItems [Line Items]
Goodwill	R$ 583	R$ 583
Segment	Oxiteno